Basis of accounting (Policy)	6 Months Ended
Jun. 30, 2026
Disclosure Of Material Accounting Policies Descriptions [Line Items]
Basis of preparation
Basis of preparation
The
interim
consolidated
financial
statements
(the
financial
statements)
of
UBS Group AG
and
its
subsidiaries
(together, UBS or
the Group) for
the six-month period
ended 30 June 2026
are prepared in
accordance with IFRS
Accounting Standards, as issued by the International Accounting Standards Board (the IASB), and are presented in
US dollars.
These interim
consolidated financial
statements are
prepared in
accordance with
IAS 34,
Interim Financial
Reporting
, and include the consolidated
balance sheet as of 30 June
2026 and the related consolidated
statements
of income, comprehensive
income, changes in
equity and cash
flows for the
six-month period ended
30 June 2026,
as well as accompanying explanatory notes.

Description of accounting policies and methods of computation followed in interim financial statements
In
preparing
these
interim
consolidated
financial
statements,
the
same
accounting
policies
and
methods
of
computation have
been applied
as in
the UBS
Group AG consolidated
annual financial
statements for
the period
ended
31 December
2025,
except
for
changes
described
in
this
Note.
These
interim
consolidated
financial
statements are unaudited and should be read
in conjunction with: the audited consolidated
financial statements in
the UBS Group Annual Report 2025;
the “Management report” sections of
this report, specifically the
disclosures
in the “UBS
Group performance, business
divisions and Group
Items” section of
this report regarding
the O’Connor
business exit and the sale
of UBS’s interest in Swisscard
AECS GmbH; and the information
about these transactions
disclosed in the
UBS Group first
quarter 2026 report.
In the opinion
of management, all
necessary adjustments
have
been made for a fair presentation of the Group’s financial position, results of operations and cash flows.
Change in interim reporting
Starting from 2026, UBS publishes semi-annual interim financial reports that include interim consolidated financial statements as
of and
for the
six-month period
ending 30 June,
prepared in
accordance with
IAS 34. The
income
statement, the statement of comprehensive income, the
statement of changes in equity and the
statement of cash
flows and
related information
in this
report are
presented on
the basis
of the
six-month periods
ended 30 June
2026
and
30 June
2025.
The
balance
sheet
and
related
information
are
presented
as
of
30 June
2026
and
31 December 2025.
From the first quarter
of 2026 onward, UBS’s
first- and third-quarter financial
reports include consolidated financial
information that is no longer prepared in accordance with IAS 34.
Instead, UBS publishes financial information for
those quarters that is
prepared in accordance with
UBS Group accounting policies, which
are consistent with IFRS
Accounting Standards, but does not include all explanatory notes as required under IAS 34 and therefore does not constitute an “interim
financial report” as
defined by IAS 34.
This change was
intended to improve
efficiency, while
maintaining a high level of transparency for investors.
Amendments to IFRS 9, Financial Instruments , and IFRS 7, Financial Instruments: Disclosures
Effective
from
1 January
2026,
UBS
has
adopted
the
Amendments
to
the
Classification
and
Measurement
of
Financial Instruments
– Amendments
to IFRS 9
and IFRS 7
(the Amendments)
related to
classification of
financial
assets and
derecognition of
financial instruments,
including the
introduction of
an accounting
policy election
to
derecognize
financial
liabilities
settled
through
electronic
transfer
systems
before
the
settlement
date,
if
certain
conditions are met.
The Amendments also
introduced new disclosure
requirements for financial
instruments with
contractual terms that can change
the timing or amount
of contractual cash flows, which
UBS presents in Note 13.
The impact of the Amendments on these interim consolidated financial statements was not material.
Other amendments to IFRS Accounting Standards
The
IASB
has
issued
new
IFRS
Accounting
Standards
and
a
number
of
minor
amendments
to
IFRS
Accounting
Standards, effective from 1 January
2026 and later. These
do not have or
are not expected to
have a material effect
on UBS when they are adopted.

Critical accounting estimates and judgments
Preparation
of
these
interim
consolidated
financial
statements
requires
management
to
make
estimates
and
assumptions that affect the reported amounts of assets, liabilities, income, expenses and disclosures of contingent assets and liabilities.
These estimates and
assumptions are based
on the best
available information. Actual
results
in the future
could differ from
such estimates and
differences may be
material to the
financial statements. Revisions
to estimates,
based on
regular reviews,
are
recognized in
the period
in which
they occur.
For more
information
about areas of
estimation uncertainty
that are considered
to require critical
judgment, refer to
“Note 1a Material
accounting policies” in the “Consolidated financial statements” section of the UBS Group Annual Report 2025.